Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization and depreciation
Amortization and depreciation, cost of sales	€ 198,310	€ 193,081	€ 146,530
Amortization and depreciation, research and development	32,814	22,471	19,836
Amortization and depreciation, selling, general & administration expenses	90,409	86,903	62,243
Total amortization and depreciation	€ 321,533	€ 302,455	€ 228,609